GENERAL INFORMATION (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 23, 2026	Aug. 28, 2017	May 31, 2026	May 31, 2026	May 31, 2025	Feb. 28, 2026		Feb. 28, 2025	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			388,482,589	388,482,589		267,872,804		144,124,538
Cash flow from operating activities				$ 2,759,307	$ 3,321,185	$ 9,344,534		$ 12,196,388
Accumulated deficit			$ 176,931,052	176,931,052		171,121,742	[1]	156,496,930
Working capital			41,885,156	41,885,156		17,017,745
Purchase of common stock				77,391	$ 121,746	364,161		701,565
Common stock net of discount			10,000,000	10,000,000		10,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock				$ 77,391		$ 274,161		$ 576,565
Common Stock [Member] | Equity Financing Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock	$ 10,000,000		$ 10,000,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued									10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition		3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition		2,450

[1]	Derived from audited information